Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GS Acquisition Holdings Corp II [Member]
Fair Value Measurements
Note 6—Fair Value Measurements
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Basis for Fair Value Measurement

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;
Level 3:	Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market funds held in Trust Account	$750,085,956	$750,085,956	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$41,250,000	$41,250,000	$—	$—

Warrant Liability – Private Placement Warrants	$21,194,049	$—	$—	$21,194,049

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market funds held in Trust Account	$750,063,158	$750,063,158	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$48,000,000	$48,000,000	$—	$—

Warrant Liability – Private Placement Warrants	$23,676,615	$—	$—	$23,676,615

As of June 30, 2021, the fair value of Public Warrants issued in connection with the Public Offering have been measured based on the listed market price of such Public Warrants, a Level 1 measurement. For the six month period ended June 30, 2021, the Company recognized an unrealized gain/(loss) in the statement of operations resulting from a decrease in the fair value of the warrant liability of $9,232,566 which is presented as change in fair value of warrant liability. As of June 30, 2020, the Public Warrants were not yet issued.
The estimated fair value of the Private Placement Warrants was determined using a
Black-Scholes-Merton
model with Level 3 inputs. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free
interest rate and dividend yield. The Company estimates the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer companies’ Class A common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of June 30, 2021	As of December 31, 2020
Stock price	$10.40	$10.90
Strike Price	$11.50	$11.50
Term (in years)	5.50	5.75
Volatility	28.00%	28.30%
Risk-free interest rate	0.96%	0.47%
Dividend yield	0.00%	0.00%
Fair value	$2.49	$2.79
The change in the fair value of the warrants measured with Level 3 inputs for the six months ended June 30, 2021 is summarized as follows:

Value of warrant liability measured with Level 3 inputs at December 31, 2020	$23,676,615
Change in fair value of warrant liability measured with Level 3 inputs	(2,482,566)
Transfer in/out	—

Value of warrant liability measured with Level 3 inputs at June 30, 2021	$21,194,049

Note 7—Fair Value Measurements
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Basis for Fair Value Measurement

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;

Level 3:	Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 by level within the fair value hierarchy:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money market fund held in Trust Account	$750,063,158	$750,063,158	$—	$—

Liabilities:
Warrant Liability—Public Warrants	$48,000,000	$48,000,000	$—	$—

Warrant Liability—Private Placement Warrants	$23,676,615	$—	$—	$23,676,615

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement as of September 30, 2020 as a result of the separate listing and trading of the Public Warrants as of August 20, 2020.
The fair value of the Public Warrants was initially measured using a Monte Carlo simulation. The Public Warrants have subsequently been measured based on the listed market price. The fair value of the Private Warrants has been estimated using a Black-Scholes-Merton model since initial measurement date. For the period from the closing of the Public Offering through December 31, 2020, the Company recognized a charge in the statement of operations resulting from an increase in the fair value of warrant liabilities of approximately $43.1 million presented as change in fair value of derivative warrant liability.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Black-Scholes-Merton model and Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer companies’ Class A common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of July 2, 2020		As of December 31, 2020
	Public Warrants	Private Warrants	Private Warrants
Stock price	$10.54	$10.54	$10.90
Strike Price	$11.50	$11.50	$11.50
Term (in years)	6	6	5.75
Volitility	10 - 20%	10 - 18%	28.30%
Risk-free rate	0.40%	0.40%	0.47%
Dividend yield	0.00%	0.00%	0.00%
The change in the fair value of the Warrants measured with Level 3 inputs for the period from July 2, 2020 (Initial Measurement) through December 31, 2020 is summarized as follows:

Issuance of Public and Private Warrants with Level 3 measurements	$28,537,364
Change in fair value of warrant liability measured with Level 3 inputs	14,726,289
Transfer of Public Warrants to Level 1 measurements	(19,587,038)

Warrants liability at December 31, 2020 measured utilizing Level 3 inputs	$23,676,615